INCOME TAXES	12 Months Ended
Mar. 31, 2023
Income Tax [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense
The reconciliation of income taxes at Canadian statutory rates with the income tax expense is as follows:

	2023	2022
Earnings before income taxes	$296.3	$153.6
Canadian statutory income tax rates	26.53%	26.54%
Income taxes at Canadian statutory rates	$78.6	$40.8
Effect of differences in tax rates in other jurisdictions	(3.5)	(16.8)
Unrecognized tax benefits and tax benefits not previously recognized	1.4	2.2
(Non-taxable revenues) Non-deductible expenses	(2.8)	1.5
Tax impact on after-tax profit of equity accounted investees	(13.0)	(12.1)
Prior years' tax adjustments	0.5	(1.5)
Other	3.2	(10.5)
Income tax expense	$64.4	$3.6
Effective tax rate	22%	2%

The Company's applicable tax rate corresponds to the combined Canadian tax rates applicable in the provinces where the Company operates.
Significant components of the provision for the income tax expense are as follows:

	2023	2022
Current income tax expense :
Current year	$53.2	$30.4
Prior years' tax adjustments	0.8	3.1
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(2.2)	(4.1)
Change in income tax rates	—	(6.6)
Origination and reversal of temporary differences	12.6	(19.2)
Income tax expense	$64.4	$3.6

Deferred tax assets and liabilities
During the year ended March 31, 2023, movements in temporary differences are as follows:

						Foreign
	Balance					currency
	beginning	Recognized	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	in equity	combinations	differences	end of year
Non-capital loss carryforwards	$96.9	$(3.3)	$—	$—	$—	$5.7	$99.3
Unclaimed research & development expenditures	86.6	75.8	—	—	—	(0.1)	162.3
Capital loss carryforwards	4.4	4.9	—	—	—	—	9.3
Investment tax credits	(85.4)	3.3	—	—	—	—	(82.1)
Property, plant and equipment and right-of-use of assets	(86.2)	(23.8)	—	—	(2.8)	(7.0)	(119.8)
Intangible assets	(90.2)	(19.6)	—	—	—	(4.9)	(114.7)
Deferred revenues, contract assets and contract liabilities	1.2	(21.6)	—	—	1.5	(0.3)	(19.2)
Foreign currency exchange difference	2.6	(8.9)	4.2	—	—	(0.3)	(2.4)
Derivative financial assets and liabilities	(0.2)	5.0	5.7	—	(0.8)	(1.1)	8.6
Defined benefit obligation	27.2	0.2	(19.7)	—	—	—	7.7
Amounts not currently deductible	83.1	(4.7)	—	—	—	1.9	80.3
Other	(16.3)	(17.7)	—	—	—	0.5	(33.5)
Net deferred tax assets (liabilities)	$23.7	$(10.4)	$(9.8)	$—	$(2.1)	$(5.6)	$(4.2)

During the year ended March 31, 2022, movements in temporary differences are as follows:

						Foreign
	Balance					currency
	beginning	Recognized	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	in equity	combinations	differences	end of year
Non-capital loss carryforwards	$48.1	$48.3	$—	—	$0.2	$0.3	$96.9
Unclaimed research & development expenditures	70.8	15.9	—	—	(0.1)	—	86.6
Capital loss carryforwards	1.1	1.0	—	—	2.3	—	4.4
Investment tax credits	(76.4)	(9.0)	—	—	—	—	(85.4)
Property, plant and equipment and right-of-use of assets	(75.2)	(6.5)	—	—	(4.6)	0.1	(86.2)
Intangible assets	(92.5)	8.3	—	—	(5.9)	(0.1)	(90.2)
Deferred revenues, contract assets and contract liabilities	1.5	(42.2)	—	—	41.6	0.3	1.2
Foreign currency exchange difference	(1.4)	9.2	(4.9)	—	—	(0.3)	2.6
Derivative financial assets and liabilities	(6.5)	6.2	0.6	—	—	(0.5)	(0.2)
Defined benefit obligation	57.2	4.3	(33.4)	—	—	(0.9)	27.2
Amounts not currently deductible	65.0	4.6	—	—	13.5	—	83.1
Other	(10.3)	(10.2)	—	3.7	—	0.5	(16.3)
Net deferred tax (liabilities) assets	$(18.6)	$29.9	$(37.7)	$3.7	$47.0	$(0.6)	$23.7

As at March 31, 2023, net deferred tax assets of $81.5 million (2022 – $88.7 million) were recognized in jurisdictions that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.

As at March 31, 2023, a deferred income tax liability on taxable temporary differences of $2,866.1 million (2022 – $2,468.6 million) related to investments in subsidiaries and interests in joint ventures has not been recognized, because the Company controls whether the liability will be incurred and it is satisfied that it will not be incurred in the foreseeable future.
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2024-2028	$31.4	$18.4
2029-2043	26.8	149.9
No expiry date	146.0	212.2
	$204.2	$380.5
As at March 31, 2023, the Company has $115.5 million (2022 – $118.8 million) of deductible temporary differences for which deferred tax assets have not been recognized. The Company also has $19.9 million of capital losses for which deferred tax assets have not been recognized with no expiry date.